Annual Operating Expenses - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 30, 2025
VIP Growth Portfolio - Service Class
Operating Expenses:
Management fee	0.55%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%	[1]
Total annual operating expenses	0.66%
VIP Growth Portfolio - Service Class 2
Operating Expenses:
Management fee	0.55%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.81%
VIP Growth Portfolio - Initial Class
Operating Expenses:
Management fee	0.55%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.56%

[1]	A Adjusted to reflect current fees.